World Omni Auto Receivables Trust 2011-B Monthly Servicer Certificate December 31, 2012	Exhibit 99.1

Dates Covered
Collections Period	12/01/12 - 12/31/12
Interest Accrual Period	12/17/12 - 01/14/13
30/360 Days	30
Actual/360 Days	29
Distribution Date	01/15/13

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 11/30/12	454,926,005.97	28,499
Yield Supplement Overcollateralization Amount at 11/30/12	11,905,436.67	0

Receivables Balance at 11/30/12	466,831,442.64	28,499
Principal Payments	16,853,269.99	757
Defaulted Receivables	952,603.08	45
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 12/31/12	11,241,979.74	0

Pool Balance at 12/31/12	437,783,589.83	27,697

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	747,078,780.66	40,924

Delinquent Receivables:
Past Due 31-60 days	7,281,434.03	583
Past Due 61-90 days	1,279,676.99	107
Past Due 91 + days	440,189.53	27

Total	9,001,300.55	717

Total 31+ Delinquent as % Ending Pool Balance	2.06%

Recoveries	658,884.35

Aggregate Net Losses/(Gains) - December 2012	293,718.73

Overcollateralization Target Amount	22,983,638.47
Actual Overcollateralization	22,983,638.47

Weighted Average APR	4.12%
Weighted Average APR, Yield Adjusted	5.60%
Weighted Average Remaining Term	47.85

Flow of Funds	$ Amount

Collections	18,988,810.45
Advances	5,881.57
Investment Earnings on Cash Accounts	2,495.10
Servicing Fee	(389,026.20)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00

Available Funds	18,608,160.92

Distributions of Available Funds
(1) Class A Interest	335,460.99
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	31,668.45
(4) Second Priority Principal Distributable Amount	0.00
(5) Required Reserve Account	0.00
(6) Noteholders’ Principal Distributable Amount	16,242,439.30
(7) Distribution to Certificateholders	1,998,592.18
(8) Remaining Amounts	0.00

Total Distributions of Available Funds	18,608,160.92

Servicing Fee	389,026.20
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	685,531,000.00
Original Class B	19,193,000.00

Total Class A & B
Note Balance @ 12/17/12	431,042,390.66
Principal Paid	16,242,439.30
Note Balance @ 01/15/13	414,799,951.36

Class A-1
Note Balance @ 12/17/12	0.00
Principal Paid	0.00
Note Balance @ 01/15/13	0.00
Note Factor @ 01/15/13	0.0000000%

Class A-2
Note Balance @ 12/17/12	81,318,390.66
Principal Paid	16,242,439.30
Note Balance @ 01/15/13	65,075,951.36
Note Factor @ 01/15/13	33.0334778%

Class A-3
Note Balance @ 12/17/12	243,000,000.00
Principal Paid	0.00
Note Balance @ 01/15/13	243,000,000.00
Note Factor @ 01/15/13	100.0000000%

Class A-4
Note Balance @ 12/17/12	87,531,000.00
Principal Paid	0.00
Note Balance @ 01/15/13	87,531,000.00
Note Factor @ 01/15/13	100.0000000%

Class B
Note Balance @ 12/17/12	19,193,000.00
Principal Paid	0.00
Note Balance @ 01/15/13	19,193,000.00
Note Factor @ 01/15/13	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	367,129.44
Total Principal Paid	16,242,439.30

Total Paid	16,609,568.74

Class A-1
Coupon	0.41126%
Interest Paid	0.00
Principal Paid	0.00

Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.65000%
Interest Paid	44,047.46
Principal Paid	16,242,439.30

Total Paid to A-2 Holders	16,286,486.76

Class A-3
Coupon	0.96000%
Interest Paid	194,400.00
Principal Paid	0.00

Total Paid to A-3 Holders	194,400.00

Class A-4
Coupon	1.33000%
Interest Paid	97,013.53
Principal Paid	0.00

Total Paid to A-4 Holders	97,013.53

Class B
Coupon	1.98000%
Interest Paid	31,668.45
Principal Paid	0.00

Total Paid to B Holders	31,668.45

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.5209549
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	23.0479440

Total Distribution Amount	23.5688989

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000

Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.2235912
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	82.4489305

Total A-2 Distribution Amount	82.6725217

A-3 Interest Distribution Amount	0.8000000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000

Total A-3 Distribution Amount	0.8000000

A-4 Interest Distribution Amount	1.1083334
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000

Total A-4 Distribution Amount	1.1083334

B Interest Distribution Amount	1.6500000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000

Total B Distribution Amount	1.6500000

Noteholders’ First Priority Principal Distributable Amount	0.00
Noteholders’ Second Priority Principal Distributable Amount	0.00
Noteholders’ Principal Distributable Amount	1,000.00

Account Balances	$ Amount

Advances
Balance as of 11/30/12	75,298.09
Balance as of 12/31/12	81,179.66
Change	5,881.57

Reserve Account
Balance as of 12/17/12	1,810,700.07
Investment Earnings	230.06
Investment Earnings Paid	(230.06)
Deposit/(Withdrawal)	-
Balance as of 01/15/13	1,810,700.07
Change	-

Required Reserve Amount	1,810,700.07